Seismic Data Library (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Apr. 01, 2013	Jan. 01, 2013
Seismic Data Library [Abstract]
Straight-line amortization period	4 years		4 years
Net book value of seismic data library, projects in progress			26.00%	34.00%
Internal data processing costs capitalized	$ 900,000	$ 600,000	$ 3,000,000	$ 1,900,000	$ 1,600,000
Lowest amortization rate using the income forecast method	70.00%		70.00%
Amortization of seismic data library			132,800,000	135,000,000	167,800,000
Amortization as percentage of seismic revenue, rate			57.00%	63.00%	98.00%
Actual aggregate rate of amortization						70.00%	70.00%
Asset impairment charges	$ 0	$ 0	$ 0	$ 0	$ 0